Label	Element	Value
Prospectus:	rr_ProspectusTable
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock

SUPPLEMENT TO THE SWEEP CLASS PROSPECTUS OF
WELLS FARGO GOVERNMENT MONEY MARKET FUNDS
For the Wells Fargo 100% Treasury Money Market Fund
(the "Fund")
Effective immediately, the Fund's Annual Fund Operating Expenses table's footnote 2 in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.83%. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo 100% Treasury Money Market Fund - Supplement) | (Wells Fargo 100% Treasury Money Market Fund)
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020